Other Current Liabilities (Components of Other Current Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities
Accrued charges	$ 189	$ 172
Accrued interest on long-term debt	106	107
Pension and post-retirement liabilities	26	23
Sales and other taxes payable	11	11
Income taxes payable	4	2
Other	153	112
Other current liabilities, Total	$ 489	$ 427